Borrowings (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jul. 20, 2025 USD ($)	Jul. 20, 2025 SGD ($)
Borrowings [Line Items]
Fixed rate percent	2.00%			2.00%
Default interest rate	4.00%			4.00%
Interest expenses	$ 123,383		$ 3,696
Weighted average interest rate	22.92%			22.92%	20.60%	20.60%
Firmus Tactical Opportunities Fund [Member]
Borrowings [Line Items]
Group drew facility	$ 680,998			$ 870,000	$ 466,599	$ 600,000
Outstanding principal balance	1,135,925	$ 1,470,000
Accrued interest	$ 124,705	$ 161,381
Firmus Tactical Opportunities Fund [Member] | Facility Agreement [Member]
Borrowings [Line Items]
Short-term loan facility							$ 1,477,564	$ 1,900,000